UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                              Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2016

Date of reporting period:  September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2016

Mutual Funds (86.7%)	Shares	Value

Vanguard Tax-Managed Small Cap Adm	9,845	$ 490,597
Fidelity Small Cap Discovery	15,506	448,895
Vanguard Small Cap Value Index Adm	9,436	448,778
Westwood Small Cap Value I	28,636	423,524
PIMCO Small Cap StockPLUS AR Strategy I	47,422	421,584
Nuveen Small Cap Value I	17,794	401,246
Tributary Small Company Instl	13,587	347,011
Mairs & Power Small Cap	15,191	344,683
Fidelity Small Cap Value	19,711	339,027
T. Rowe Price New Horizons	7,098	327,371
PNC Multi Factor Small Cap Core I	14,313	316,317
Virtus Small-Cap Sustainable Growth I	15,907	309,385
T. Rowe Price QM US Small Cap GR Equity	10,993	303,078
Brown Advisory Small Cap Growth Inv	17,889	302,862

Total Mutual Funds (Cost $ 4,805,000)		5,224,358

Short-Term Securities (12.6%)

Fidelity Institutional Money Market (Cost $ 757,941)		757,941

Total Short-Term Securities		757,941

Total Investments in Securities (Cost $ 5,562,941) (99.3%)		5,982,299

Other Assets (0.7%)		45,078

Net Assets (100%)		$ 6,027,377

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

September 30, 2016

Mutual Funds (92.9%)	Shares	Value

Glenmede Large Cap Core Portfolio	29,257	$ 672,618
Oakmark Select I	15,543	637,124
DoubleLine Shiller Enhanced CAPE I	46,560	632,752
Primecap Odyssey Aggressive Growth	17,410	619,084
Akre Focus I	21,771	552,758
PIMCO Fundamental Index Plus AR I	85,315	550,279
Primecap Odyssey Stock	21,213	543,912
LSV Value Equity	21,602	524,491
T. Rowe Price Value	15,652	520,126
ClearBridge Aggressive Growth FI	2,606	516,715
Vanguard US Value Inv	28,952	499,421
Shelton Nasdaq-100 Index Direct	39,886	497,384
Parnassus Core Equity Inv	12,475	494,137
Nicholas	7,550	472,851
T Rowe Price Media & Telecommunications	6,031	472,841
Vanguard Strategic Equity Inv	12,962	394,167
Vanguard Selected Value Inv	14,000	386,820
John Hancock Discipline Value Mid Cap I	17,224	360,679
Hennessy Cornerstone Mid Cap 30 I	16,770	328,701
Fidelity Select Biotechnology Portfolio	1,573	301,858

Total Mutual Funds (Cost $ 9,213,360)		9,978,718

Short-Term Securities (6.5%)

Fidelity Institutional Money Market (Cost $ 700,453)		700,453

Total Short-Term Securities		700,453

Total Investments in Securities (Cost $ 9,913,813) (99.5%)		10,679,171

Other Assets (0.6%)		57,624

Net Assets (100%)		$ 10,736,795

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2016

Mutual Funds (89.0%)	Shares	Value

MFS International Value I	9,983	$ 393,941
Oakmark International I	15,177	328,736
T. Rowe Price Health Sciences	4,771	309,382
Virtus Emerging Market I	30,190	309,150
Lazard International Strategic Equity I	22,762	305,235
Oppenheimer International Growth Y	7,908	293,713
PIMCO International StockPLUS AR Strategy I (USD Hedged)	38,637	273,938
Oppenheimer International Small-Mid Co Y	6,927	269,742
Oppenheimer Developing Markets Y	7,703	260,915
Oberweis International Opportunitites	9,891	217,409
FMI International	6,988	214,326
Vanguard Global Minimum Volatility Adm	8,543	208,800
Vanguard Materials Index Adm	3,209	174,858
Alpine Global Infrastructure I	9,744	173,444
AllianzGI Global Water I	11,981	171,685
Cohen & Steers Real Estate Securities I	10,323	161,872
Fidelity Select Chemicals Portfolio	1,094	156,970
Vanguard Energy Index Adm	3,146	153,523
Baron Emerging Markets Retail	12,493	149,416
Third Avenue Real Estate Value I	4,771	146,803
T. Rowe Price Africa and Middle East	15,182	117,206

Total Mutual Funds (Cost $ 4,172,860)		4,791,064

Short-Term Securities (9.4%)

Fidelity Institutional Money Market (Cost $ 504,768)		504,768

Total Short-term Securities		504,768

Total Investments in Securities (Cost $ 4,677,628) (98.4%)		5,295,832

Other Assets (1.6%)		85,016

Net Assets (100%)		$ 5,380,848

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2016

Mutual Funds (81.8%)	Shares	Value

Vanguard Total Intl Bond Index Adm	9,474	$ 211,653
PIMCO Foreign Bond (USD Hedged) I	19,360	204,829
Cohen & Steers Preferred Sec & Inc I	14,659	204,487
TCW Total Return Bond I	19,508	203,464
PIMCO Income I	16,807	202,689
Doubleline Total Return Bond Fund I	18,551	202,577
Vanguard High Dividend Yield Index Inv	6,890	196,920
Fidelity New Markets Income	11,564	188,956
PIMCO Investment Grade Corporate Bond I	17,838	188,905
Payden Corporate Bond	16,255	186,286
Vanguard Utilities Index Adm	3,313	177,893
Forward Select Income I	7,092	173,894
Goldman Sachs Emerging Market Debt IR	12,669	165,963
Loomis Sayles Strategic Income Y	10,965	161,075
Fidelity Capital and Income	16,376	158,515
Western Asset Core Plus Bond FI	13,146	157,231
Thornburg Limited Term Income A	11,321	152,950
Frost Total Return Bond Inv	13,787	145,180
Credit Suisse Floating Rate High Income I	21,412	144,314
Virtus Multi-Sector Short Term Bond I	27,347	130,720
Nuveen Symphony Floating Rate Income I	5,956	117,446

Total Mutual Funds (Cost $ 3,565,000)		3,675,947

Short-Term Securities (12.7%)

Fidelity Institutional Money Market (Cost $ 569,416)		569,416

Total Short-term Securities		569,416

Total Investments in Securities (Cost $ 4,134,416) (94.5%)		4,245,363

Other Assets (5.5%)		248,067

Net Assets (100%)		$ 4,493,430

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2016:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 5,982,299	10,679,171	$ 5,295,832	$ 4,245,363
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 5,982,299	10,679,171	$ 5,295,832	$ 4,245,363

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: November 10, 2016